Note 15 - Other Long-term Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Long-term Liabilities, Disclosure [Text Block]
15—OTHER
LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2016	2015
Provision for retirement indemnities (Japan & France), less current portion	1,980	1,596
Provision for employee termination indemnities (Italy) less current portion	320	310
Provision for warranty costs, less current portion	201	141
Provision for Asset Retirement Obligation (Japan) less current portion	80	-
Conditional government subsidies, less current portion	237	237
Total	2,818	2,285

Pension, post-retirement and post-employment benefits for most of the Company’s employees are sponsored by European governments. The Company’s liability with respect to these plans is mostly limited to specific payroll deductions.

In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at
December
31,
2016
represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires if he or she is still present at the Company at the date of retirement. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management best estimate based on the following assumptions as of year-end:

	Pension Benefits – France
	2016	2015	2014

Discount rate	1.60%	2.20%	1.90%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24

	Pension Benefits – Japan
	2016	2015	2014

Discount rate	0.60%	1.00%	1.00%
Salary increase	2.50%	2.00%	2.00%
Retirement age	60	60	60
Average retirement remaining service period	14	16	16

In
2016,
provision presentation according to ASC
715
in thousands of euros:

	France	Japan

Non-current liabilities	840	1,138
Current liabilities	2	24
Accumulated other comprehensive income (loss)	(169)	(465)
Total	673	697

In
2015,
provision presentation according to ASC
715
in thousands of euros:

	France	Japan

Non-current liabilities	694	902
Current liabilities	-	4
Accumulated other comprehensive income (loss)	(82)	(314)
Total	612	592

The Company does not have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year for each of the three
years ending
December
31,
2016:

France	2016	2015	2014
Change in benefit obligations:
Benefit obligations at beginning of year	694	665	491
Service cost	45	46	35
Interest cost	15	13	16
Actuarial (gain) / loss	88	(30)	123
Amortization of net prior service cost	-	-	-
Benefits paid	-	-	-
Benefit obligations at end of year (1)	842	694	665
Unrecognized actuarial (gain) loss (2)	147	58	89
Unrecognized prior service cost (2)	23	24	25
Accrued pension cost	672	612	550

(1)	The accumulated benefit obligation was €597 thousand and €474 thousand at December 31, 2016 and 2015 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2017 is €4 thousand.

Japan	2016	2015	2014
Change in benefit obligations:
Benefit obligations at beginning of year	906	742	640
Service cost	81	72	64
Interest cost	10	8	9
Amortization of net loss	16	-	-
Actuarial (gain) / loss	147	-	35
Benefits paid	(38)	-	(4)
Exchange rate impact	40	84	(2)
Benefit obligations at end of year (1)	1,162	906	742
Unrecognized actuarial (gain) loss (2)	464	314	299
Unrecognized prior service cost (2)	-		-
Accrued pension cost	698	592	443

(1)	The accumulated benefit obligation was €944 thousand and €749 thousand at December 31, 2016 and 2015, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2016 is €27 thousand.

The benefits expected to be paid in each of the next
five
fiscal years, and in the aggregate for the
five
fiscal years thereafter, are detailed in the table below:

	France	Japan

2017	2	24
2018	28	44
2019	10	56
2020	-	7
2021	86	56
2022-2026	197	756